Document and Entity Information	6 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	ALTERITY THERAPEUTICS LTD
Entity Central Index Key	0001131343
Amendment Flag	false
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30
Document Type	6-K
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2021
Entity File Number	000-49843